Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Asset	On June 30, 2024 and December 31, 2023, intangible assets consisted of the following:
	Useful life	June 30, 2024	December 31, 2023
License	20 years	$247,400	$-
Less: accumulated amortization		-	-
		$247,400	$-

Schedule of Intangible Assets Finite Lives Attributable to Future Periods	Amortization of intangible assets with finite lives attributable to future periods is as follows:
Year ending June 30:	Amount
2025	$12,370
2026	12,370
2027	12,370
2028	12,370
2029	12,370
Thereafter	185,550
Total	$247,400